Financial instruments by category (Details 3) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Beginning Balance		$ 4,143	$ 4,610
Additions and acquisitions		35	172
Transfer between levels		351	59
Currency translation adjustment		820	(77)
Write off		(1,587)
Gain / (loss) for the year	[1]	(499)	(621)
Ending Balance		3,263	4,143
Investments In Financial Assets [Member] | Private Companies Securities [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		2,610	2,597
Additions and acquisitions		35	172
Transfer between levels			153
Currency translation adjustment		476	(65)
Write off
Gain / (loss) for the year	[1]	(212)	(247)
Transfer of trade and other receivables
Ending Balance		2,909	2,610
Investments In Financial Assets [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		1,466	2,064
Additions and acquisitions
Transfer between levels			(197)
Currency translation adjustment		106	(31)
Write off		(977)
Gain / (loss) for the year	[1]	(363)	(370)
Transfer of trade and other receivables
Ending Balance		232	1,466
Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		136
Additions and acquisitions
Transfer between levels		351	103
Currency translation adjustment		245	19
Write off		(610)
Gain / (loss) for the year	[1]	20	14
Transfer of trade and other receivables
Ending Balance		142	136
Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		(69)	(51)
Additions and acquisitions
Transfer between levels
Currency translation adjustment		(7)
Write off
Gain / (loss) for the year	[1]	56	(18)
Transfer of trade and other receivables
Ending Balance		$ (20)	$ (69)

[1]	Included within "Financial results, net" in the Statements of income.